Expense Example {- Fidelity Freedom® 2040 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-14 - Fidelity Freedom® 2040 Fund - Fidelity Freedom 2040 Fund - Retail Class	May 29, 2021 USD ($)
Expense Example:
1 year	$ 77
3 years	239
5 years	411
10 years	$ 890